BLACKROCK SERIES FUND, INC.

BlackRock Balanced Capital Portfolio

(the “Fund”)

Supplement dated May 23, 2017 to

the Prospectus dated May 1, 2017, as amended or supplemented to date

Fund management has determined to make changes to the members of the Fund’s portfolio management team responsible for the equity portion of the Fund’s portfolio. The changes in the Fund’s portfolio management team will result in certain changes to the Fund’s investment strategies and risks. All of these changes are expected to become effective on or about June 12, 2017.

Effective on or about June 12, 2017, the following changes are made to the Fund’s Prospectus:

Change in the Fund’s Investment Strategies and Risks

The last two sentences of the first paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Balanced Capital Portfolio — Principal Investment Strategies of the Fund” are deleted.

The following sentences replace the first sentence of the second paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Balanced Capital Portfolio — Principal Investment Strategies of the Fund”:

The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The fourth and fifth paragraphs in the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Balanced Capital Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000® Index (the “Russell 1000 Index”). The Russell 1000 Index is a capitalization-weighted index from a broad range of industries chosen for market size.

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps, credit default swaps, forward contracts and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to effectively manage cash flows into or out of the Fund, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the Russell 1000 Index. The use of options, futures, indexed securities, inverse securities, swaps, credit default swaps, forward contracts and contracts for difference can be effective in protecting or enhancing the value of the Fund’s assets.

The seventh paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Balanced Capital Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

With respect to its equity investments, the Fund invests in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis.

The second and third paragraphs in the section of the Prospectus entitled “Details About the Fund — How the Fund Invests — Investment Process” are deleted in their entirety and replaced with the following:

Management of the equity portion of the Fund invests in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock Advisors, LLC, the Fund’s investment manager (“BlackRock”), then constructs and rebalances the portfolio by integrating its investment insights with the model-based optimization process.

The second and third paragraphs in the section of the Prospectus entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund invests in U.S. and foreign equity securities and fixed-income securities (including money market securities). The Fund usually invests more in equity securities than in fixed-income securities.

The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000® Index (the “Russell 1000 Index”). The Russell 1000 Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The ninth paragraph in the section of the Prospectus entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps, credit default swaps, forward contracts and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to effectively manage cash flows into or out of the Fund, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the Russell 1000 Index. The use of options, futures, indexed securities, inverse securities, swaps, credit default swaps, forward contracts and contracts for difference can be effective in protecting or enhancing the value of the Fund’s assets.

The section of the Prospectus entitled “Details About the Fund — How the Fund Invests — Other Strategies” is amended to delete the following other strategy: “Depositary Receipts.”

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Balanced Capital Portfolio — Principal Risks of Investing in the Fund” is amended to add the following risks:

•	Commodities Related Investments Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

•	“New Issues” Risk — “New Issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

The section of the Prospectus entitled “Details About the Fund — How the Fund Invests — Investment Risks” is amended to add the following principal risks:

Commodities Related Investments Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

“New Issues” Risk — “New Issues” are IPOs of equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performance. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering. When an initial public offering is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.

In the section of the Prospectus entitled “Details About the Fund — How the Fund Invests — Investment Risks — Principal Risks of Investing in the Fund,” the section of the principal risk “Derivatives Risk” entitled “Risks Specific to Certain Derivatives Used by the Fund” is amended to add the following:

Contracts for Difference — Contracts for difference are subject to liquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the contracts for difference transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. To the extent that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty under the contract for difference and the return on related assets in its portfolio, the contracts for difference transaction may increase the Fund’s financial risk. Contracts for difference, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the Fund is liable. Contracts for difference are not registered with the Securities and Exchange Commission (the “SEC”) or any U.S. regulator, and are not subject to U.S. regulation.

The other risks subsection under the section of the Prospectus entitled “Details About the Fund — How the Fund Invests — Investment Risks” is amended to delete “Depositary Receipts Risk.”

Change in the Fund’s Portfolio Management Team

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Balanced Capital Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

	Portfolio Manager of the Fund Since	Title
Raffaele Savi	2017	Managing Director of BlackRock, Inc.
Travis Cooke, CFA	2017	Managing Director of BlackRock, Inc.
Richard Mathieson	2017	Managing Director of BlackRock, Inc.
Rick Rieder	2010	Chief Investment Officer of Fixed Income, Fundamental Portfolios of BlackRock, Inc.
Bob Miller	2011	Managing Director of BlackRock, Inc.
David Rogal	2017	Director of BlackRock, Inc.
Philip Green	2008	Managing Director of BlackRock, Inc.

The section of the Prospectus entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND

The Fund is managed by a team of financial professionals. Raffaele Savi, Travis Cooke, CFA, and Richard Mathieson are jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio. Rick Rieder, Bob Miller and David Rogal are jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio. Philip Green is responsible for the asset allocation of the equity and fixed-income portions of the Fund’s portfolio. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — Balanced Capital Portfolio” is deleted in its entirety and replaced with the following:

The Balanced Capital Portfolio is managed by a team of financial professionals. Raffaele Savi, Travis Cooke, CFA, and Richard Mathieson are jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio. Rick Rieder, Bob Miller and David Rogal are jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio. Philip Green is responsible for the asset allocation of the equity and fixed-income portions of the Fund’s portfolio.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Raffaele Savi	Jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio, including setting the overall investment strategy and overseeing the management of the equity portion of the Fund’s portfolio.	2017	Managing Director of BlackRock, Inc. since 2009; Managing Director at Barclays Global Investors from 2007 to 2009; Principal at Barclays Global Investors from 2006 to 2007.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Travis Cooke, CFA	Jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio, including setting the overall investment strategy and overseeing the management of the equity portion of the Fund’s portfolio.	2017	Managing Director of BlackRock, Inc. since 2012; Director of BlackRock, Inc. from 2009 to 2011, Principal of Barclays Global Investors from 2002 to 2009.

Richard Mathieson	Jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio, including setting the overall investment strategy and overseeing the management of the equity portion of the Fund’s portfolio.	2017	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal at BGI from 2008 to 2009; Equity Analyst for Exista UK from 2007 to 2008; Principal at BGI from 2005 to 2007; Associate of BGI from 2001 to 2005.

Rick Rieder	Jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio, including setting the overall investment strategy and overseeing the management of the fixed-income portion of the Fund’s portfolio.	2010	Chief Investment Officer of Fixed Income, Fundamental Portfolios of BlackRock, Inc. and Head of its Global Credit Business and Credit Strategies, Multi-Sector, and Mortgage Groups since 2010; Managing Director of BlackRock, Inc. since 2009; President and Chief Executive Officer of R3 Capital Partners from 2008 to 2009; Managing Director of Lehman Brothers from 1994 to 2008.

Bob Miller	Jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio, including setting the overall investment strategy and overseeing the management of the fixed-income portion of the Fund’s portfolio.	2011	Managing Director of BlackRock, Inc. since 2011; Co-Founder and Partner of Round Table Investment Management Company from 2007 to 2009; Managing Director of Bank of America from 1999 to 2007.

David Rogal	Jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio, including setting the overall investment strategy and overseeing the management of the fixed-income portion of the Fund’s portfolio.	2017	Director of BlackRock, Inc. since 2014; Vice President of BlackRock, Inc. from 2011 to 2013.

Philip Green	Primarily responsible for the asset allocation of the equity and fixed-income portions of the Fund’s portfolio.	2008	Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch Investment Management, L.P. from 1999 to 2006.

Shareholders should retain this Supplement for future reference.

PR-SRSBC-0517SUP